Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Mar. 31, 2026	Dec. 31, 2025
Non-current assets
Goodwill	€ 2,105.0	€ 2,104.7
Intangible assets	2,462.1	2,463.8
Property, plant and equipment	592.0	595.2
Other non-current assets	7.4	7.0
Derivative financial instruments	3.3	0.4
Deferred tax assets	15.3	17.1
Total non-current assets	5,185.1	5,188.2
Current assets
Cash and cash equivalents	282.5	324.8
Inventories	443.2	440.6
Trade and other receivables	398.1	350.8
Current tax receivable	25.3	26.1
Derivative financial instruments	5.0	4.5
Total current assets	1,154.1	1,146.8
Total assets	6,339.2	6,335.0
Current liabilities
Trade and other payables	817.5	794.9
Current tax payable	190.4	193.4
Provisions	27.9	27.6
Loans and borrowings	35.2	32.6
Derivative financial instruments	13.3	19.4
Total current liabilities	1,084.3	1,067.9
Non-current liabilities
Loans and borrowings	2,266.1	2,258.6
Employee benefits	137.4	138.4
Other non-current liabilities	0.4	0.4
Provisions	1.3	1.4
Derivative financial instruments	91.5	112.2
Deferred tax liabilities	259.9	259.3
Total non-current liabilities	2,756.6	2,770.3
Total liabilities	3,840.9	3,838.2
Net assets	2,498.3	2,496.8
Equity attributable to equity holders
Share capital and capital reserve	1,110.6	1,134.3
Share based compensation reserve	18.3	16.9
Translation reserve	103.2	102.4
Other reserves	(0.1)	(12.9)
Retained earnings	1,266.3	1,256.1
Equity attributable to owners of parent	€ 2,498.3	€ 2,496.8